INVESTMENT IN UNCONSOLIDATED ENTITIES (Details Narrative) - USD ($)			1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 11, 2022	Jun. 15, 2022	Sep. 30, 2021	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 19, 2021
Invested amount					$ 178,727		$ 5,063,940
Convertible debt					12,133,290		9,898,770	$ 134,393
Origination fee	$ 600,000
Maturity date	Aug. 12, 2024	Jun. 01, 2024
Debt interest rate	8.00%
Number of shares issued				27,000,000.0				38,300,000
Realized gains, before income tax					1,200,000
Gain loss on investment					4,900,000
Unrealized gains, before income tax					$ (10,284,002)	$ 2,114,970	$ 3,700,000
Security Purchase Agreement [Member] | Convertible Notes [Member]
Maturity date			Sep. 09, 2024
Debt interest rate									10.00%
Membership Unit Purchase Agreement [Member] | Moji Life LLC [Member]
Equity interest, percent			30.75%
Cash acquired in equity investment			$ 1,537,000
Stemtech Corporation [Member] | Securities Purchase Agreement [Member]
Invested amount			1,400,000
Convertible debt			$ 1,400,000
Globe Net Wireless Corp [Member]
Warrant expiration date			Sep. 13, 2024
Warrants to purchase common stock			1,400,000
Number of shares issued			154,173
Globe Net Wireless Corp [Member] | Security Purchase Agreement [Member]
Origination fee			$ 500,000
Maturity date			Sep. 09, 2024
Debt interest rate			10.00%
Warrant expiration date			Sep. 13, 2024
Warrants to purchase common stock			1,400,000
Number of shares issued			154,173
Moji Life LLC [Member]
Cash acquired in equity investment			$ 1,537,000